Discontinued Operations (Details 1) - USD ($)	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Discontinued Operations
Revenue	$ 3,000	$ 69,750
Operating Expenses	(25,000)	(5,566)
Net income	$ (22,000)	$ 64,184